Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000157835 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157835 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157835 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157835 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157835 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157835 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157835 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157835 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157835 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157835 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000157835 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157835 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157835 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157835 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157835 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157835 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157835 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157835 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157835 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157835 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157835 | Reit
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157835 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157835 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157835 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157835 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157835 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157835 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157835 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	49.90%
C000157835 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157835 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157835 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000157835 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157835 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157835 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.20%
C000157836 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157836 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157836 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157836 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157836 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157836 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157836 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157836 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157836 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157836 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000157836 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157836 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157836 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157836 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157836 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157836 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157836 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157836 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157836 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157836 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157836 | Reit
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157836 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157836 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157836 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157836 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157836 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157836 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157836 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	49.90%
C000157836 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157836 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157836 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000157836 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157836 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157836 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.20%
C000157837 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157837 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157837 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157837 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157837 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157837 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157837 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157837 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157837 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157837 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000157837 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157837 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157837 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157837 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157837 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157837 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157837 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157837 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157837 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157837 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157837 | Reit
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157837 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157837 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157837 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157837 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157837 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157837 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157837 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	49.90%
C000157837 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157837 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157837 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000157837 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157837 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157837 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.20%
C000157838 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157838 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157838 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157838 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157838 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157838 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157838 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157838 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157838 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157838 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000157838 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157838 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157838 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157838 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157838 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157838 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157838 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157838 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157838 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157838 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157838 | Reit
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157838 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157838 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157838 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157838 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157838 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157838 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157838 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	49.90%
C000157838 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157838 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157838 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000157838 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157838 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157838 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.20%
C000220844 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220844 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 31418DZV7 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 31418EMT4 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3133KPNC8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220844 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220844 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220844 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220844 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220844 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220844 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | Reit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220844 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220844 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220844 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000220844 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220844 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220844 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220844 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220844 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220844 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000220844 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.60%
C000220845 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220845 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 31418DZV7 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 31418EMT4 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3133KPNC8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220845 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220845 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220845 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220845 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220845 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220845 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | Reit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220845 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220845 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220845 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000220845 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220845 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220845 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220845 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220845 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220845 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000220845 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.60%
C000220846 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220846 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 31418DZV7 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 31418EMT4 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3133KPNC8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220846 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220846 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220846 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220846 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220846 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220846 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | Reit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220846 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220846 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220846 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000220846 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220846 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220846 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220846 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220846 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220846 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000220846 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.60%
C000220843 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220843 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 31418DZV7 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 31418EMT4 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3133KPNC8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220843 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220843 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220843 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220843 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220843 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220843 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | Reit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220843 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220843 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220843 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000220843 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220843 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220843 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220843 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220843 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220843 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000220843 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	40.60%
C000193764 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193764 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193764 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193764 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193764 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193764 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193764 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193764 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193764 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193764 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193764 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193764 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193764 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193764 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193764 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193764 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193764 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193764 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193764 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193764 | Reit
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193764 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193764 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193764 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193764 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193764 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193764 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193764 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.30%
C000193764 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193764 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000193764 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193765 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193765 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193765 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193765 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193765 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193765 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193765 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193765 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193765 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193765 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193765 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193765 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193765 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193765 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193765 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193765 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193765 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193765 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193765 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193765 | Reit
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193765 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193765 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193765 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193765 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193765 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193765 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193765 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.30%
C000193765 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193765 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000193765 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193766 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193766 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193766 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193766 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193766 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193766 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193766 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193766 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193766 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193766 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193766 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193766 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193766 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193766 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193766 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193766 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193766 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193766 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193766 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193766 | Reit
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193766 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193766 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193766 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193766 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193766 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193766 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193766 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.30%
C000193766 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193766 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000193766 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193767 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193767 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193767 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193767 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193767 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193767 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193767 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193767 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193767 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193767 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193767 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193767 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193767 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193767 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193767 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193767 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193767 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193767 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193767 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193767 | Reit
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193767 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193767 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193767 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193767 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193767 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193767 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193767 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.30%
C000193767 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193767 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000193767 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219892 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219892 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219892 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219892 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219892 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219892 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219892 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219892 | 98423F109 | Xometry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219892 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219892 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219892 | Software
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000219892 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219892 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219892 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219892 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219892 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219892 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219892 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219892 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219892 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219893 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219893 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219893 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219893 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219893 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219893 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219893 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219893 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219893 | 98423F109 | Xometry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219893 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219893 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219893 | Software
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000219893 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219893 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219893 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219893 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219893 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219893 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219893 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219893 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219893 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219893 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219893 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219894 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219894 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219894 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219894 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219894 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219894 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219894 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219894 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219894 | 98423F109 | Xometry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219894 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219894 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219894 | Software
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000219894 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219894 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219894 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219894 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219894 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219894 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219894 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219894 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219894 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219894 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219894 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219891 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219891 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219891 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219891 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219891 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219891 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219891 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219891 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219891 | 98423F109 | Xometry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219891 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219891 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219891 | Software
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000219891 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219891 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219891 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219891 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219891 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219891 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219891 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219891 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219891 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219891 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219891 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080457 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080457 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080457 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080457 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080457 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080457 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080457 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080457 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080457 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080457 | 592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080457 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080457 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080457 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080457 | Software
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000080457 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080457 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080457 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080457 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080457 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000080457 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080457 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080457 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080457 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080457 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080457 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080457 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080457 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.10%
C000080457 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000080457 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080457 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000080458 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080458 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080458 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080458 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080458 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080458 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080458 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080458 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080458 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080458 | 592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080458 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080458 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080458 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080458 | Software
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000080458 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080458 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080458 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080458 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080458 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000080458 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080458 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080458 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080458 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080458 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080458 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080458 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080458 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.10%
C000080458 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000080458 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080458 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000080459 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080459 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080459 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080459 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080459 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080459 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080459 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080459 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080459 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080459 | 592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080459 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080459 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080459 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080459 | Software
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000080459 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080459 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080459 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080459 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080459 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000080459 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080459 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080459 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080459 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080459 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080459 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080459 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080459 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.10%
C000080459 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000080459 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080459 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000065340 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065340 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065340 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065340 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065340 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065340 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065340 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065340 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065340 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065340 | 592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065340 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065340 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065340 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000065340 | Software
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000065340 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065340 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065340 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065340 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000065340 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000065340 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065340 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065340 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065340 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065340 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065340 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065340 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065340 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.10%
C000065340 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000065340 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%
C000065340 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000121707 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121707 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121707 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121707 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121707 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121707 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121707 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121707 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121707 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121707 | 52886X107 | Lexeo Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121707 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121707 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000121707 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000121707 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121707 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.20%
C000121707 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121707 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121707 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121707 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	7.40%
C000121708 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121708 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121708 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121708 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121708 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121708 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121708 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121708 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121708 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121708 | 52886X107 | Lexeo Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121708 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121708 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000121708 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000121708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121708 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.20%
C000121708 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121708 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121708 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121708 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	7.40%
C000121710 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121710 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121710 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121710 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121710 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121710 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121710 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121710 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121710 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121710 | 52886X107 | Lexeo Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121710 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121710 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000121710 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000121710 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121710 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.20%
C000121710 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121710 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121710 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121710 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	7.40%
C000121709 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121709 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121709 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121709 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121709 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121709 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121709 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121709 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121709 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121709 | 52886X107 | Lexeo Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121709 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121709 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000121709 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000121709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121709 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.20%
C000121709 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121709 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121709 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121709 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	7.40%
C000236480 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236480 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236480 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236480 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236480 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236480 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236480 | 23331A109 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236480 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236480 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236480 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236480 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236480 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236480 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236480 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236480 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236480 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236480 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236480 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236480 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236480 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236480 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236480 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236480 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236480 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000236481 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236481 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236481 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236481 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236481 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236481 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236481 | 23331A109 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236481 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236481 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236481 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236481 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236481 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236481 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236481 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236481 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236481 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236481 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236481 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236481 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236481 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236481 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236481 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236481 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236481 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236481 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000236482 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236482 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236482 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236482 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236482 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236482 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236482 | 23331A109 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236482 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236482 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236482 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236482 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236482 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236482 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236482 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236482 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236482 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236482 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236482 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236482 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236482 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236482 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236482 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236482 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236482 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236482 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000236479 | G3421J106 | Ferguson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236479 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236479 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236479 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236479 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236479 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236479 | 23331A109 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236479 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236479 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236479 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236479 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236479 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236479 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236479 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000236479 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236479 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236479 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236479 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236479 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236479 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236479 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236479 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236479 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236479 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236479 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202730 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202730 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202730 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202730 | 06051GHW2 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202730 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202730 | 14316HAF9 | CarMax Auto Owner Trust 2020-4, C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202730 | Banking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202730 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202730 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202730 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202730 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202730 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202730 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202730 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202730 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000202730 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202730 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202730 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202730 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202730 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202730 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202730 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202730 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000202730 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202730 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%
C000202731 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202731 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202731 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202731 | 06051GHW2 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202731 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202731 | 14316HAF9 | CarMax Auto Owner Trust 2020-4, C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202731 | Banking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202731 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202731 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202731 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202731 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202731 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202731 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202731 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202731 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000202731 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202731 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202731 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202731 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202731 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202731 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202731 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202731 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000202731 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202731 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%
C000202732 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202732 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202732 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202732 | 06051GHW2 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202732 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202732 | 14316HAF9 | CarMax Auto Owner Trust 2020-4, C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202732 | Banking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202732 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202732 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202732 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202732 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202732 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202732 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202732 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202732 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000202732 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202732 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202732 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202732 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202732 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202732 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202732 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202732 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000202732 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202732 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%
C000202733 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202733 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202733 | 6174468R3 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202733 | 06051GHW2 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202733 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202733 | 14316HAF9 | CarMax Auto Owner Trust 2020-4, C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202733 | Banking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202733 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202733 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202733 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202733 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202733 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202733 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202733 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202733 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000202733 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202733 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202733 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202733 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202733 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202733 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202733 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202733 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000202733 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202733 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	22.30%